UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, IN 46204
(Address of principal executive offices) (Zip code)

Freddie Jacobs, Jr.
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204
(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end: 11/30

Date of reporting period: 5/31/05

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees and trustee fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (March 30, 2005, the date the Fund commenced operations) and held for the entire period (through May 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the redemption fee imposed on short-term redemptions. The second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. If incurred, the short-term redemption fee imposed by the Fund would increase your expenses.

Chinook Emerging Growth Fund	Beginning Account Value March 30, 2005	Ending Account Value May 31, 2005	Expenses Paid During Period* ended May 31, 2005
Actual	$1,000.00	$1,034.00	$3.25
Hypothetical (5% return before expenses)	$1,000.00	$1005.43	$3.21

*Expenses are equal to the Fund’s annualized expense ratio of 1.85%, multiplied by the average account value over the period, multiplied by 63/365 (to reflect the period since commencement of Fund operations on March 30, 2005).

See accompanying notes which are an integral part of the financial statements.

Chinook Emerging Growth Fund
Schedule of Investments
May 31, 2005 (Unaudited)

Common Stocks - 85.82%	**Shares**	**Value**
Services - Business Services - 8.70%		
Aquantive, Inc. (a)	14,213	$ 218,738
Digital Insight Corp. (a)	19,335	420,343
PeopleSupport, Inc. (a)	54,156	528,021
		1,167,102
Services - Commercial Physical & Biological Research - 3.06%		
SFBC International, Inc. (a) (b)	11,735	410,842
Services - Computer Processing & Data Preparation - 3.85%		
Ipass, Inc. (a)	83,670	516,244
Services - Education Services - 2.30%		
Ecollege Com (a)	29,850	308,351
Services - To Dwellings & Other Buildings - 3.44%		
ABM Industries, Inc.	24,170	460,922
Services - Management Consulting Services - 5.73%		
Navigant Consulting, Inc. (a)	20,695	474,743
NIC, Inc. (a)	66,891	293,651
		768,394
Services - Prepackaged Software - 7.80%		
Captiva Software Corp. (a)	38,300	513,986
SS&C Technologies, Inc.	17,790	531,921
		1,045,907
Wholesale - Computers & Peripheral Equipment & Software - 1.77%		
Digital River, Inc. (a) (b)	8,635	237,635
TOTAL COMMON STOCKS (Cost $10,885,931)		11,513,738
Exchange Traded Funds - 9.54%		
iShares S&P SmallCap 600 / BARRA Growth Index Fund	6,035	642,063
iShares Russell 2000 Growth Index Fund	10,151	638,498
TOTAL EXCHANGE TRADED FUNDS (Cost $1,247,070)		1,280,561
Money Market Securities - 4.49%		
Huntington Money Market Fund, 2.20% (c)	602,002	602,002
TOTAL MONEY MARKET SECURITIES (Cost $602,002)		602,002
TOTAL INVESTMENTS (Cost $12,735,003) - 99.85%		13,396,301
Other assets in excess of liabilities - 0.15%		19,816
TOTAL NET ASSETS - 100.00%		$ 13,416,117

(a) Non-income producing.
(b) American Depositary Receipts.
(c) Variable rate security; the coupon rate shown represents the rate at May 31, 2005.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Chinook Emerging Growth Fund
Notes to the Financial Statements
May 31, 2005
(Unaudited)

NOTE 1. ORGANIZATION

Chinook Emerging Growth Fund (the "Fund") was organized as a diversified series of the Unified Series Trust (the "Trust"). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board of Trustees. The Fund commenced operations on March 30, 2005. The investment advisor to the Fund is Chinook Capital Management, LLC (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor subject to guidelines approved by the Board of Trustees of the Trust (the "Board). When pricing securities using the fair value guidelines adopted by the Board of Trustee, the Advisor seeks to assign the value that represents the amount that the Fund might reasonably expect to receive upon a current sale of the securities. However, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation, the actual market prices for a security may differ from the fair value of that security as determined by the Advisor at the time of NAV calculation. Thus, discrepancies between fair values and actual market prices may occur. These discrepancies do not necessarily indicate that the fair value methodology is inappropriate. Fair values assigned to securities in the Fund's portfolio will be adjusted, to the extent necessary, as soon as market prices become available.

Fixed income securities are valued by a pricing service when the Advisor believes such prices are accurate and reflect the fair market value of such securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation.

Federal Income Taxes - There is no provision for federal income tax. The Fund intends to continue to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital

Chinook Emerging Growth Fund
Notes to the Financial Statements
May 31, 2005 – continued
(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Dividends and Distributions - The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders at least annually. These distributions, which are recorded on the ex-dividend date, are automatically reinvested in the Fund unless shareholders request cash distributions on their application or through a written request.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor, under the terms of the management agreement (the "Agreement"), manages the Fund's investments. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.35% of the Fund's average net assets up to $50 million, 1.25% of the Fund's average net assets from $50 million to $150 million, 1.15% of the Fund's average net assets from $150 million to $250 million, and 1.00% of the Fund's average net assets over $250 million. For the period March 30, 2005 (commencement of operations) through May 31, 2005, the Advisor earned fees of $29,550 from the Fund.

The Advisor has contractually agreed through November 30, 2006 to waive its management fee and/or reimburse expenses so that total annual fund operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, do not exceed 1.85% of the Fund's average daily net assets. For the period ended May 31, 2005, the Advisor waived fees and/or reimbursed expenses of $10,859. As of May 31, 2005, the Fund owed the Advisor $9,846 for advisory services and $10,000 for reimbursement of organizational costs.

The Trust retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. Unified receives a monthly fee from the Fund equal to an annual rate of 0.10% of the Fund's average net assets up to $50 million, 0.07% of the Fund's average net assets from $50 million to $100 million, 0.05% of the Fund's average net assets from $100 million to $150 million, and 0.03% of the Fund's average net assets over $150 million (subject to a minimum fee of $2,500 per month). For the period March 30, 2005 (commencement of operations) through May 31, 2005, Unified earned fees of $5,178 for administrative services provided to the Fund. All expense accruals and cash expense payments are periodically reviewed to ensure that fund administration minimum charges are compliant with contractual terms.

The Trust also retains Unified to act as each Fund's transfer agent and to provide fund accounting services. For its services as transfer agent, Unified receives a monthly fee from the Fund of $1.25 per active shareholder account (subject to a minimum monthly fee of $1,250 plus reimbursement of out-of-pocket expenses). For the period March 30, 2005 (commencement of operations) through May 31, 2005, Unified

Chinook Emerging Growth Fund
Notes to the Financial Statements
May 31, 2005 - continued
(Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

earned fees of $2,589 from the Fund for transfer agent services and $915 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services. For its services as fund accountant, Unified receives an annual fee from the Fund equal to 0.05% of the Funds' average net assets up to $50 million, 0.04% of the Funds' average net assets from $50 million to $100 million, 0.03% of the Funds' average net assets from $100 million to $150 million, and 0.02% of the Funds' average net assets over $150 million (subject to a minimum monthly fee of $1,667). For the period March 30, 2005 (commencement of operations) through May 31, 2005, Unified earned fees of $3,452 from the Fund for fund accounting services.

A Trustee and officers of the Trust are members of management and employees of Unified, and/or shareholders of Unified Financial Services, Inc., the parent of Unified.

Unified Financial Securities, Inc. (the "Distributor") acts as the principal distributor of the Fund. There were no payments made to Unified Financial Securities, Inc. by the Fund for the period March 30, 2005 (commencement of operations) through May 31, 2005. Unified and the Distributor are wholly owned subsidiaries of Unified Financial Services, Inc. A Trustee has an ownership interest in Unified Financial Services, Inc. (the parent company of the Distributor) and an officer of the Trust is an officer of the Distributor. As a result, those persons may be deemed to be affiliates of the Distributor.

NOTE 4. INVESTMENTS

For the period ended May 31, 2005, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

Purchases	
U.S. Government Obligations	$ -
Other	15,087,770
Sales	
U.S. Government Obligations	$ -
Other	2,767,911

As of May 31, 2005, the net unrealized appreciation of investments for tax purposes was as follows:

Gross Appreciation	$ 1,049,562
Gross (Depreciation)	(388,264)
Net Appreciation on Investments	$ 661,298

At May 31, 2005, the aggregate cost of securities for federal income tax purposes was $12,735,003.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the Fund at (800) 440-6895 and in documents filed with the SEC on the SEC's website at www.sec.gov.

TRUSTEES
Stephen A. Little, Chairman
Gary E. Hippenstiel
Daniel J. Condon
Ronald C. Tritschler

OFFICERS
Anthony J. Ghoston, President
Thomas G. Napurano, Chief Financial Officer and Treasurer
Freddie Jacobs, Jr., Secretary
Lynn Wood, Chief Compliance Officer

INVESTMENT ADVISOR
Chinook Capital Management, LLC.
4380 S.W. Macadam Ave.
Portland, OR 97239

DISTRIBUTOR
Unified Financial Securities, Inc.
431 N. Pennsylvania Street
Indianapolis, IN 46204

INDEPENDENT ACCOUNTANTS
Cohen McCurdy Ltd.
826 Westpoint Parkway, Suite 1250
Westlake, OH 44145

LEGAL COUNSEL
Thompson Coburn LLP
One US Bank Plaza
St. Louis, MO 63101

CUSTODIAN
Huntington National Bank
41 South Street
Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT
Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, IN 46204

This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member NASD/SIPC

FUND HOLDINGS – (unaudited)

Marco Targeted Return Fund Portfolio Analysis as of May 31, 2005[1]
100.00%
80.00%
60.00%
40.00%
20.00%
0.00%
-20.00%
Mkt Cap in Excess of $3 billion 83.31%[2]
Other Securities 4.21%
Exchange Traded Fund 10.90%
Money Market Securities 16.82%
Liabilities in excess of other assets (15.24)%

[1]As a percent of net assets.
[2]The Fund holds options that cover 80% of the securities in this category.

The Fund invests primarily in equity securities of large-capitalization U.S. companies (generally those with market capitalizations exceeding $3 billion). The Fund typically sells covered call options on equity securities held in the Fund's portfolio in an attempt to target a particular rate of return.

Availability of Portfolio Schedule – (unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available at the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund's Expenses – (unaudited)

Actual Expenses

Marco Targeted Return Fund
Schedule of Investments
May 31, 2005 (Unaudited)

Common Stocks - 87.52%	**Shares**	**Value**
Biological Products - 4.23%		
Amgen, Inc. (a)(b)	2,000	$ 125,160
Computer Storage Devices - 4.41%		
SanDisk Corp. (a)(b)	5,000	130,450
Computer Terminals - 0.77%		
PalmOne, Inc. (a)(b)	800	22,736
Converted Paper & Paperboard Products - 3.89%		
3M Co. (b)	1,500	114,975
Electronic Computers - 3.37%		
Dell, Inc. (a)(b)	2,500	99,725
Electronic & Other Electrical Equipment - 2.47%		
General Electric Co. (b)	2,000	72,960
Federal & Federally - Sponsored Credit Agencies - 2.00%		
Federal National Mortgage Association (b)	1,000	59,240
Miscellaneous Manufacturing Industries - 1.91%		
International Game Technology (b)	2,000	56,360
National Commercial Banks - 5.65%		
Citigroup, Inc. (b)	1,500	70,665
JPMorgan Chase & Co. (b)	2,700	96,525
		167,190
Pharmaceutical Preparations - 3.39%		
Pfizer, Inc. (b)	3,600	100,440
Radio & TV Broadcasting & Communications Equipment - 8.56%		
L-3 Communications Holdings, Inc. (b)	2,000	141,560
Qualcomm, Inc. (b)	3,000	111,780
		253,340
Retail - Eating Places - 3.44%		
CBRL Group, Inc. (b)	2,500	101,800
Retail - Lumber & Other Building Materials Dealers - 4.79%		
Home Depot, Inc. (b)	3,600	141,660
Retail - Variety Stores - 3.19%		
Wal Mart Stores, Inc. (b)	2,000	94,460
Retail - Women's Clothing Stores - 4.17%		
Limited Brands, Inc. (b)	6,000	123,420
Rolling Drawing & Extruding of Nonferrous Metals - 1.10%		
Alcoa, Inc. (b)	1,200	32,520

See accompanying notes which are an integral part of the financial statements.

Marco Targeted Return Fund
Schedule of Investments - continued
May 31, 2005 (Unaudited)

Common Stocks - 87.52% - continued	Shares	Value
Savings Institutions, Not Federally Chartered - 3.21%		
Washington Mutual, Inc. (b)	2,300	$ 94,990
Semiconductors & Related Devices - 2.73%		
Intel Corp. (b)	3,000	80,790
Services - Business Services - 3.15%		
Accenture LTD. (a)	4,000	93,120
Services - Computer Processing & Data Preparation - 6.67%		
Affiliated Computer Services, Inc. (a)(b)	1,800	93,114
SunGard Data Systems, Inc. (a)(b)	3,000	104,130
		197,244
Services - Miscellaneous Amusement & Recreation - 4.08%		
Walt Disney Co. (The) (b)	4,400	120,736
Services - Prepackaged Software - 7.54%		
Microsoft Corp. (b)	1,600	41,280
Oracle Corp. (a)(b)	8,000	102,560
Symantec Corp. (a)(b)	3,500	79,135
		222,975
Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 2.80%		
Procter & Gamble Co. (b)	1,500	82,725
TOTAL COMMON STOCKS (Cost $2,564,905)		2,589,016
Exchanged Traded Fund - 10.90%		
SPDR Trust Series 1 (b)	2,700	322,488
TOTAL EXCHANGED TRADED FUND (Cost $322,677)		322,488
Money Market Securities - 16.82%		
Huntington Money Market Fund - Investment Shares, 1.94%, (c)	497,451	497,451
TOTAL MONEY MARKET SECURITIES (Cost $497,451)		497,451
TOTAL INVESTMENTS (Cost $3,385,033) - 115.24%		$ 3,408,955
Liabilities in excess of other assets - (15.24)%		(450,779)
TOTAL NET ASSETS - 100.00%		$ 2,958,176

(a) Non-income producing.
(b) Portion of the security is pledged as collateral for call options written.
(c) Variable rate security; the coupon rate shown represents the rate at May 31, 2005.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Marco Targeted Return Fund
Notes to the Financial Statements
May 31, 2005
(unaudited)

NOTE 1. ORGANIZATION

Marco Targeted Return Fund (the "Fund") was organized as a diversified series of Unified Series Trust (the "Trust"). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Trustees. The Fund commenced operations on December 22, 2004. The investment advisor to the Fund is Marco Investment Management, LLC (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. When pricing securities using the fair value guidelines adopted by the Board of Trustee, the Advisor seeks to assign the value that represents the amount that the Fund might reasonably expect to receive upon a current sale of the securities. However, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation, the actual market prices for a security may differ from the fair value of that security as determined by the Advisor at the time of NAV calculation. Thus, discrepancies between fair values and actual market prices may occur. These discrepancies do not necessarily indicate that the fair value methodology is inappropriate. Fair values assigned to securities in the Fund's portfolio will be adjusted, to the extent necessary, as soon as market prices become available. Arbitrage opportunities may exist when trading in a portfolio security is halted and does not resume before the Fund calculates its NAV.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Option writing - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is

Marco Targeted Return Fund
Notes to the Financial Statements
May 31, 2005 – continued
(unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Federal Income Taxes - There is no provision for federal income tax. The Fund intends to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Distributions to Shareholders - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor under the terms of the management agreement (the "Agreement"), manages the Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. For the period December 22, 2004 (commencement of operations) through May 31, 2005, the Advisor earned fees of $9,294 from the Fund. The Advisor contractually has agreed to waive its fee and, to the extent necessary, reimburse Fund expenses to maintain the Fund's total annual operating expenses, excluding any brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, at 1.50% of its average daily net assets for the fiscal years ending November 30, 2005 and 2006. For the period December 22, 2004 (commencement of operations) through May 31, 2005, the Advisor waived fees and reimbursed Fund expenses of $51,649. As of May 31, 2005 there was a net receivable due from the Advisor in the amount of $15,425.

The Trust retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. Unified receives a monthly fee from the Fund equal to an annual rate of 0.10% of the Fund's assets under $50 million, 0.07% of the Fund's assets from $50 million to $100 million, 0.05% of the Fund's assets from $100 million to $150 million, and 0.03% of the Fund's assets over $150 million (subject to a minimum fee of $2,500 per month). For the period December 22, 2004 (commencement of operations) through May 31, 2005, the administrator earned fees of $13,710 from the Fund for administrative services provided.

The Fund also retains Unified to act as the Fund's transfer agent and fund accountant. For its services as transfer agent, Unified receives a monthly fee from the Fund of $1.25 per shareholder (subject to a minimum monthly fee of $1,250) and reimbursement of out-of-pocket expenses. For the period December 22, 2004 (commencement of operations) through May 31, 2005, Unified earned fees of $6,575 from the Fund for transfer agent services provided and $1,714 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services to the Fund. For its services as fund accountant, Unified receives an annual fee from the Fund equal to 0.05% of the Fund's assets up to $50 million, 0.04% of the Fund's assets from $50 million to $100

Marco Targeted Return Fund
Notes to the Financial Statements
May 31, 2005 – continued
(unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

million, 0.03% from $100 million to $150 million, and 0.02% of the Fund's assets over $150 million (subject to various monthly minimum fees, the maximum being $1,666). For the period December 22, 2004 (commencement of operations) through May 31, 2005, Unified earned fees of $6,855 from the Fund for fund accounting services provided to the Fund.

A Trustee and the officers of the Trust are members of management and/or employees of Unified, and/or officers or shareholders of Unified Financial Services, Inc., the parent company of Unified.

The Fund retains Unified Financial Securities, Inc. (the "Distributor"), to act as the principal distributor of the Fund's shares. There were no payments made by the Fund to the Distributor during the period December 22, 2004 (commencement of operations) through ended May 31, 2005. A Trustee of the Trust has an ownership interest in Unified Financial Services, Inc. (the parent company of the Distributor) and certain officers of the Trust are officers of the Distributor. As a result, those persons may be deemed to be affiliates of the Distributor.

NOTE 4. INVESTMENTS

For the period ended May 31, 2005, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

	Amount
Purchases	
U.S. Government Obligations	$ -
Other	3,803,066
Sales	
U.S. Government Obligations	$ -
Other	916,237

At May 31, 2005, the net appreciation of investments for tax purposes, net of premiums received for call options written, was as follows:

	Amount
Gross Appreciation	$ 94,350
Gross (Depreciation)	(80,010)
Net Appreciation on Investments	$ 14,340

At May 31, 2005, the aggregate cost of securities for federal income tax purposes, net of premiums received for call options written, was $3,249,755.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of May 31, 2005, Charles Schwab and Northern Trust Co., for the benefit of others, owned 62.24% and 26.27% of the Fund, respectively, and thus each may be deemed to control the Fund.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Unified Series Trust

By

*	/s/ Anthony J. Ghoston
Anthony J. Ghoston, President

Date	8/8/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*	/s/ Anthony J. Ghoston

Anthony J. Ghoston, President

Date	8/8/05

By

*	/s/ Freddie Jacobs, Jr.

Freddie Jacobs, Jr., Chief Financial Officer and Treasurer

Date	8/5/05